[USAA      9800 Fredericksburg Road
EAGLE      San Antonio, Texas 78288
LOGO (R)]




                               September 28, 2009
VIA EDGAR


Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

RE:    USAA Mutual Funds Trust
       Post-Effective Amendment No. 46 to
       Registration Statement on Form N-1A
       1933 Act File No. 33-65572
       1940 Act File No. 811-7852

Dear Sir or Madam:

         On behalf of USAA Mutual Funds Trust, a Delaware statutory trust (the "Registrant"), we hereby enclose for filing with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 46 (the "Amendment") to the above-captioned
Registration Statement, together with the exhibits indicated as being filed herewith. The manually executed original, held on file, has been sequentially numbered in accordance with the provisions of Rule 403 under the 1933 Act.

         As indicated on the cover page of the Amendment, the Registrant has elected to have the Amendment become effective on October 1, 2009, pursuant to Rule 485(b) under the 1933 Act.

         The Amendment is being filed to make needed non-material changes to the USAA Mutual Funds Trust (Balanced Strategy Fund, Cornerstone Strategy Fund, Growth and Tax Strategy Fund, Emerging Markets Fund Shares and Emerging Markets Fund Institutional Shares, International Fund Shares and International Fund Institutional Shares, Precious Metals and Minerals Fund Shares and Precious Metals and Minerals Fund Institutional Shares, World Growth Fund, GNMA Trust, and Treasury Money Market Trust). We believe the Amendment does not contain any disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

         If you have any questions with respect to the enclosed, please call me at (210) 498-4103 or James G. Whetzel at (210) 498-4628.

                                   Sincerely,


                                   /S/  Christopher P. Laia
                                   Christopher P. Laia
                                   Vice President
                                   Securities Counsel

Enclosures
cc:  K&L Gates LLP

              USAA Investment Management Company